Financial Risk Management (Financial Risk Factors, Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	¥ 5,112,010	¥ 6,916,408	¥ 7,449,699	¥ 8,741,893
Receivables write down		121,550
Increase decrease percentage in market price of crude oil	10.00%
Increase decrease in net profit loss	¥ 89,787	¥ 0
One Largest Customer [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of trade receivables due	69.50%	49.79%
Five Largest Customer [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of trade receivables due	81.80%	85.28%
Commodity Swap Contracts [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maturity period of cash flow hedge	10 months
Derivative financial assets held for hedging	¥ 48,614
Floating interest rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	¥ 5,112,010	¥ 5,415,078
Foreign exchange risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Description of change in foreign exchange risk/interest rate risk with all other variables held constant	if US dollar had weakened/strengthened by 5% against RMB with all other variables held constant
Description of change in net profit	the Group’s net profit for the year ended 31 December 2021 would have been RMB2,292 thousand decreased/increased (31 December 2020: RMB 2,401 thousand decreased/increased in net profit) before considering the impact of forward and option contracts as a result of foreign exchange gains/losses which is mainly resulted from the translation of US dollar denominated trade receivables and payables.
Foreign currencies weakened/strengthened rate against RMB	5.00%
Estimated change in net profit due to sensitivity analysis	¥ 2,292	2,401
Cash flow and fair value interest rate risk [member] | Floating interest rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Description of change in foreign exchange risk/interest rate risk with all other variables held constant	if interest rates on the floating rate financial instruments had risen/fallen by 50 basis points while all other variables had been held constant
Description of change in net profit	the Group’s net profit would have increased / decreased by approximately RMB 16,252 thousand (2020: RMB 20,365 thousand), mainly as a result of higher/lower interest on floating rate cash and cash equivalents
Estimated change in net profit due to sensitivity analysis	¥ 16,252	20,365
Interest rates on the floating rate borrowings risen/fallen basis points	0.50%
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	¥ 5,112,010	6,916,408
Trade receivables (including trade receivables with related parties and those carried at FVOCI)	1,568,800	1,469,431
Time Deposits Current	¥ 7,386,607	¥ 4,049,443